Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Old Westbury Large Cap Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s goal is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

          The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2012, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waivers in the Fund's Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

          The Fund pursues its investment goal by investing in a diversified portfolio of equity and equity-related securities throughout the world, including in emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in securities of large capitalization companies. The Adviser currently defines large capitalization companies as companies having, at the time of initial investment, a market capitalization equal to or greater than the largest 70% by market capitalization of the companies that comprise the S&P Global Broad Market Index. The Fund may continue to hold securities of companies whose market capitalizations fall below the foregoing threshold subsequent to the Fund’s investment in such securities. As of December 31, 2012, the smallest market capitalization in this group was $8.04 billion. This capitalization range will change as the size of the companies in the index changes with market conditions and the composition of the index.

          The Fund employs multiple investment strategies which the Adviser believes are complementary. The Fund invests in securities the Adviser believes have potential for above average returns and active currency strategies. The Fund invests primarily in securities listed on bona fide securities exchanges or actively traded in over-the-counter markets either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The Fund may also invest in government fixed income securities, exchange-traded funds (“ETFs”), and a variety of derivatives, including futures, options, swap contracts, and other derivative instruments, to increase or to hedge, or protect, its exposure to, for example, currency value fluctuations or movements in the securities markets. In addition, the Fund may engage in short sales.

          The Adviser has engaged sub-advisers to make the day-to-day investment decisions for portions of the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

          All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser and sub-advisers use the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment goal. Investment decisions made by the Adviser and sub-advisers in using these strategies may not produce the returns expected by the Adviser and sub-advisers, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

          The following are the principal risks of investing in the Fund. Please see “Additional Information About the Funds” for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

          Stock Market/Company Risk — Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical, and other conditions.

          Foreign Risk — Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

          Exchange-Traded Funds Risk — Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

          U.S. Government Obligations Risk — U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government.

          Derivatives Risk — Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss.

          Multi-Style Management Risk — Because certain portions of the Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping investments.

          Growth Style Investment Risk — Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short-term.

          Value Style Investment Risk — Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or a part of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

          The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index, the S&P Global LargeCap Index (Net). The Net version of the index reflects no deductions for fees, expenses or income taxes. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

          Prior to November 16, 2011, the Fund was named the Old Westbury Non-U.S. Large Cap Fund and operated under a different investment strategy of investing at least 80% of its net assets, including any borrowings for investment purposes, in equity securities of large capitalization non-U.S. companies. Prior to July 29, 2008, the Fund was named the Old Westbury International Fund and operated under a different investment strategy. The performance through July 28, 2008 represents performance of the Fund’s prior strategy of investing in a diversified portfolio of foreign companies located outside of the U.S., at least 85% of which were listed on recognized foreign securities exchanges. The performance information shown below largely represents the Fund’s prior investment strategies and may not be representative of performance the Fund will achieve under its current investment strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund's performance to a broad-based securities index, the S&P Global LargeCap Index (Net).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily predict future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (for calendar years ended December 31st)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 20.35% (quarter ended 9/30/2010) and the lowest return for a quarter was (21.36)% (quarter ended 9/30/2011).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.36%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Net version of the index reflects no deductions for fees, expenses or income taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/2012)
S&P Global LargeCap Index (Net) (reflects no deduction for fees, expenses or income taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.86%
5 Years	rr_AverageAnnualReturnYear05	(1.40%)
10 Years	rr_AverageAnnualReturnYear10	7.75%
Old Westbury Large Cap Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[1],[2]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.16%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	373
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,439
Annual Return 2003	rr_AnnualReturn2003	38.58%
Annual Return 2004	rr_AnnualReturn2004	14.86%
Annual Return 2005	rr_AnnualReturn2005	14.60%
Annual Return 2006	rr_AnnualReturn2006	19.18%
Annual Return 2007	rr_AnnualReturn2007	3.33%
Annual Return 2008	rr_AnnualReturn2008	(34.20%)
Annual Return 2009	rr_AnnualReturn2009	18.81%
Annual Return 2010	rr_AnnualReturn2010	15.11%
Annual Return 2011	rr_AnnualReturn2011	(16.06%)
Annual Return 2012	rr_AnnualReturn2012	15.09%
1 Year	rr_AverageAnnualReturnYear01	15.09%
5 Years	rr_AverageAnnualReturnYear05	(2.76%)
10 Years	rr_AverageAnnualReturnYear10	6.92%
Old Westbury Large Cap Strategies Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.97%
5 Years	rr_AverageAnnualReturnYear05	(2.89%)
10 Years	rr_AverageAnnualReturnYear10	6.60%
Old Westbury Large Cap Strategies Fund | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.98%
5 Years	rr_AverageAnnualReturnYear05	(2.27%)
10 Years	rr_AverageAnnualReturnYear10	6.25%

[1]	Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waivers in the Fund's Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2014, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.15%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.